NET INCOME/(LOSS) PER SHARE (Details Narrative) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Weighted average number of shares outstanding	8,184,126	8,527,826	8,577,597	8,951,051
Warrant [Member]
Weighted average number of shares outstanding	0
Warrant [Member] | Positive Net Income [Member]
Weighted average number of shares outstanding	115,139
Common Stock [Member]
Weighted average number of shares outstanding	8,184,126
Common Stock [Member] | Positive Net Income [Member]
Weighted average number of shares outstanding	8,184,126
Equity Option [Member]
Weighted average number of shares outstanding	0
Equity Option [Member] | Positive Net Income [Member]
Weighted average number of shares outstanding	376,222